UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012
                                                  --------------------
Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Providence Equity Partners L.L.C.
Address:    50 Kennedy Plaza, 18th Floor
            Providence, RI 02903

Form 13F File Number: 028-13959

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert S. Hull
Title: Chief Financial Officer, Providence Equity Partners L.L.C. and related Providence entities
Phone:    401-751-1700

Signature, Place, and Date of Signing:


/s/ Robert S. Hull            Providence,  RI                 February 14, 2013
-------------------          ------------------               -----------------
     [Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ----------
Form 13F Information Table Entry Total:     2
                                            ----------
Form 13F Information Table Value Total:     $213,717
                                            ----------
                                           (thousands)


List of Other Included Managers.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
                                              PROVIDENCE EQUITY PARTNERS L.L.C.
                                                       S.E.C. FORM 13F
                                               FOR QUARTER ENDED DECEMBER 31, 2012

                                                                                 ITEM 6                                  ITEM 8
                                                 ITEM 5                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                    ITEM 2             ITEM 4    Shares                                                  ITEM 7
                    Title    ITEM 3     Fair       or                             (b) Shares     (c)    Managers
   ITEM 1            Of       Cusip    Market   Principal   Sh/Put                 as Defined  Shared     See      (a)    (b)    (c)
Name Of Issuer      Class    Number     Value    Amount     Prn/Call    (a) Sole   in Instr.V   Other   Instr. V  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Education
Management
Corporation        Common  28140M103    178,912  40,847,599   SH             40,847,599                            40,847,599
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ITT Educational
Services, Inc.     Common  45068B109     34,805   1,483,610   SH              1,483,610                             1,483,610
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